Property and Equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Beginning balance	R$ 13,347
Ending balance	21,328	R$ 13,347
Gross carrying amount
Property and equipment
Beginning balance	19,625	12,926
Additions	10,991	6,854
Disposals	(5,593)	(155)
Business combinations	5,132
Sale of Escola de Aplicao So Jos dos Campos Ltda.	(1,012)
Write-offs	(792)
Ending balance	28,351	19,625
Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(6,278)	(3,847)
Depreciation charge for the year	(4,355)	(2,448)
Disposals		17
Sale of Escola de Aplicao So Jos dos Campos Ltda.	211
Depreciation of disposals	3,399
Ending balance	(7,023)	(6,278)
Machinery and equipment
Property and equipment
Beginning balance	642
Ending balance	1,036	642
Machinery and equipment | Gross carrying amount
Property and equipment
Beginning balance	896	843
Additions	215	87
Disposals	(17)	(34)
Business combinations	213
Sale of Escola de Aplicao So Jos dos Campos Ltda.	(50)
Ending balance	1,257	896
Machinery and equipment | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(254)	(170)
Depreciation charge for the year	(91)	(84)
Sale of Escola de Aplicao So Jos dos Campos Ltda.	10
Depreciation of disposals	114
Ending balance	(221)	(254)
Vehicles
Property and equipment
Beginning balance	47
Ending balance	21	47
Vehicles | Gross carrying amount
Property and equipment
Beginning balance	191	191
Disposals	(70)
Ending balance	121	191
Vehicles | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(144)	(120)
Depreciation charge for the year	(24)	(24)
Depreciation of disposals	68
Ending balance	(100)	(144)
Furniture and fixture
Property and equipment
Beginning balance	1,769
Ending balance	1,974	1,769
Furniture and fixture | Gross carrying amount
Property and equipment
Beginning balance	2,296	1,758
Additions	636	589
Disposals	(895)	(51)
Business combinations	517
Sale of Escola de Aplicao So Jos dos Campos Ltda.	(201)
Ending balance	2,353	2,296
Furniture and fixture | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(527)	(324)
Depreciation charge for the year	(254)	(203)
Sale of Escola de Aplicao So Jos dos Campos Ltda.	34
Depreciation of disposals	368
Ending balance	(379)	(527)
IT equipment
Property and equipment
Beginning balance	3,170
Ending balance	5,877	3,170
IT equipment | Gross carrying amount
Property and equipment
Beginning balance	5,080	3,047
Additions	2,529	2,096
Disposals	(3,061)	(63)
Business combinations	2,775
Sale of Escola de Aplicao So Jos dos Campos Ltda.	(51)
Ending balance	7,272	5,080
IT equipment | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(1,910)	(1,187)
Depreciation charge for the year	(1,211)	(740)
Disposals		17
Sale of Escola de Aplicao So Jos dos Campos Ltda.	17
Depreciation of disposals	1,709
Ending balance	(1,395)	(1,910)
Facilities
Property and equipment
Beginning balance	225
Ending balance	54	225
Facilities | Gross carrying amount
Property and equipment
Beginning balance	325	313
Additions	45	12
Disposals	(290)
Ending balance	80	325
Facilities | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(100)	(65)
Depreciation charge for the year	(34)	(35)
Depreciation of disposals	108
Ending balance	(26)	(100)
Leasehold improvements
Property and equipment
Beginning balance	3,364
Ending balance	7,809	3,364
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning balance	4,638	4,387
Additions	4,663	258
Disposals	(184)	(7)
Business combinations	1,627
Sale of Escola de Aplicao So Jos dos Campos Ltda.	(710)
Ending balance	10,034	4,638
Leasehold improvements | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(1,274)	(790)
Depreciation charge for the year	(1,161)	(484)
Sale of Escola de Aplicao So Jos dos Campos Ltda.	150
Depreciation of disposals	60
Ending balance	(2,225)	(1,274)
Others
Property and equipment
Beginning balance	4,130
Ending balance	4,557	4,130
Others | Gross carrying amount
Property and equipment
Beginning balance	6,199	2,387
Additions	2,903	3,812
Disposals	(1,076)
Write-offs	(792)
Ending balance	7,234	6,199
Others | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(2,069)	(1,191)
Depreciation charge for the year	(1,580)	(878)
Depreciation of disposals	972
Ending balance	R$ (2,677)	R$ (2,069)